Shareholders' Equity - Schedule of Recognized Stock-based Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Stock-based compensation expense	$ 249	$ 5
Employees and Directors [Member]
Stock-based compensation expense	249
Employees and Directors [Member] | Cost of Revenues
Stock-based compensation expense	40	3
Employees and Directors [Member] | Marketing and Selling [Member]
Stock-based compensation expense	2	1
Employees and Directors [Member] | General and Administrative [Member]
Stock-based compensation expense	$ 207	$ 1